United States
                       Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-00179

                         Central Securities Corporation
               (Exact name of registrant as specified in charter)
                           630 Fifth Avenue, Suite 820
                              New York, N.Y. 10111
                    (Address of principal executive offices)

Registrant's telephone number including area code: 212-698-2020

Date of fiscal year end: December 31
Date of reporting period: September 30, 2006

Item 1. Schedule of Investments.

                         CENTRAL SECURITIES CORPORATION
                            Statement of Investments
                               September 30, 2006
                                   (Unaudited)

                           PORTFOLIO SECURITIES 91.1%
                   STOCKS (COMMON UNLESS SPECIFIED OTHERWISE)

     Prin.Amt.
     or Shares                                                                                     Value
     ---------                                                                                     -----
                  Banking and Finance 9.3%
        875,000     The Bank of New York Company, Inc.....................................     $ 30,852,500
        300,000     Capital One Financial Corporation.....................................       23,598,000
                                                                                               ------------
                                                                                                 54,450,500
                                                                                               ------------
                  Business Services 0.9%
      1,005,000     Arbinet-thexchange, Inc. (a)..........................................        5,246,100
                                                                                               ------------
                  Chemicals 2.7%
        100,000     The Dow Chemical Company..............................................        3,898,000
        609,000     PolyOne Corporation (a)...............................................        5,072,970
        150,000     Rohm and Haas Company.................................................        7,102,500
                                                                                               ------------
                                                                                                 16,073,470
                                                                                               ------------
                  Communications 0.3%
        400,000     Cincinnati Bell Inc.(a)...............................................        1,928,000
                                                                                               ------------
                  Electronics 15.8 %
        942,400     Agilent Technologies, Inc. (a)........................................       30,807,056
        430,000     Analog Devices, Inc...................................................       12,637,700
        120,000     Cirrus Logic, Inc. (a)................................................          874,800
        255,000     Cypress Semiconductor Corp............................................        4,531,350
        980,000     Intel Corporation.....................................................       20,158,600
        200,000     Motorola, Inc.........................................................        5,000,000
      1,800,000     Solectron Corporation (a).............................................        5,868,000
      2,500,000     Sonus Networks, Inc. (a)..............................................       13,125,000
                                                                                               ------------
                                                                                                 93,002,506
                                                                                               ------------
                  Energy 10.9%
        100,000     Arch Coal, Inc........................................................        2,891,000
        234,328     Chevron Corporation...................................................       15,198,514
        520,200     McMoRan Exploration Co. (a)...........................................        9,228,348
        600,000     Murphy Oil Corporation................................................       28,530,000
        160,000     Nexen Inc.............................................................        8,553,600
                                                                                               ------------
                                                                                                 64,401,462
                                                                                               ------------
                  Health Care 2.6%
        120,000     Abbott Laboratories...................................................        5,827,200
        320,000     IMS Health Inc. (a)...................................................        8,524,800
        134,900     Vical Inc. (a)........................................................          681,245
                                                                                               ------------
                                                                                                 15,033,245
                                                                                               ------------

     Prin. Amt.
      or Shares                                                                                    Value
      ---------                                                                                    -----
                  Information Technology Services 13.9%
        400,200     Ceridian Corporation (a)..............................................     $  8,948,472
      1,550,000     Convergys Corporation (a).............................................       32,007,500
        400,000     Hewitt Associates, Inc. Class A.......................................        9,704,000
      1,000,000     Neoware Inc. (a)......................................................       13,590,000
      1,150,000     The TriZetto Group, Inc. (a)..........................................       17,411,000
                                                                                               ------------
                                                                                                 81,660,972
                                                                                               ------------
                  Insurance 20.5%
         10,000     Erie Indemnity Co. Class A............................................          523,700
         70,000     The Plymouth Rock Company, Inc.
                        Class A (b)(c)(d).................................................      119,000,000
          2,000     White Mountains Insurance Group.......................................          993,920
                                                                                               ------------
                                                                                                120,517,620
                                                                                               ------------
                  Manufacturing 13.7%
        920,000     Brady Corporation Class A.............................................       31,995,600
        400,000     Dover Corporation.....................................................       18,976,000
        410,000     Roper Industries, Inc.................................................     . 18,343,400
        400,000     Tyco International Ltd................................................       11,196,000
                                                                                               ------------
                                                                                                 80,511,000
                                                                                               ------------
                  Retail Trade 0.1%
         28,751     AeroGroup International, Inc. (a)(c)(d)...............................          862,530
                                                                                               ------------
                  Miscellaneous 0.4%
                    Other Investments.....................................................        2,538,000
                                                                                               ------------
                           Total Portfolio Securities
                               (cost $229,477,212)........................................      536,225,405
                                                                                               ------------
                  SHORT-TERM INVESTMENTS 9.2%
                  Commercial Paper 5.0%
     16,349,000   Citigroup Funding 5.1153% - 5.1465%  due 10/5/06 - 11/2/06..............       16,290,322
      9,596,000   General Electric Capital Corp. 5.1110% - 5.1255%
                     due 10/12/06 - 10/26/06..............................................        9,576,289
      3,828,000   Prudential Funding 5.0027% - 5.2613%  due 10/2/06 - 11/8/06.............        3,814,357
                                                                                               ------------
                                                                                                 29,680,968
                  U.S. Treasury Bills 4.1%
     24,675,000   U.S. Treasury Bills 4.9518% - 4.9550%
                      due 12/21/06 - 3/1/07...............................................       24,251,062
                                                                                               ------------
                           Total Short-Term Investments
                             (cost $53,932,030)...........................................       53,932,030
                                                                                               ------------
                           Total Investments (cost $283,409,242) (100.3%).................      590,157,435
                           Cash, receivables and other assets
                             less liabilities (0.3%)......................................       (1,841,950)
                                                                                               ------------
                           Net Assets (100%)..............................................     $588,315,485
                                                                                               ============

(a)   Non-dividend paying.
(b)   Affiliate as defined in the Investment Company Act of 1940.
(c)   Valued at estimated fair value.
(d)   Restricted security. See footnote 2.

               See accompanying notes to statement of investments.

                         CENTRAL SECURITIES CORPORATION
                        NOTES TO STATEMENT OF INVESTMENTS

1. Security Valuation - Securities are valued at the last sale price or, if unavailable, at the closing bid price. Corporate discount notes are valued at amortized cost, which approximates value. Securities for which no ready market exists are valued at estimated fair value by the Board of Directors.

As of September 30, 2006, the tax cost of investments was $283,409,242. Net unrealized appreciation was $306,748,193 consisting of gross unrealized appreciation and gross unrealized depreciation of $308,608,652 and $1,860,459, respectively.

2. Restricted Securities - The Corporation has from time to time invested in securities the resale of which is restricted. On September 30, 2006, such investments had an aggregate value of $119,862,530, which was equal to 20.4% of the Corporation's net assets. Investments in restricted securities at September 30, 2006 were:

Company                               Shares            Security             Date Purchased         Cost
-------                               ------            --------             --------------         ----
AeroGroup International, Inc.         28,751         Common Stock                6/14/05           $17,200
The Plymouth Rock Company, Inc.       70,000         Class A Common Stock       12/15/82         1,500,000
                                                                                  6/9/84           699,986

The Corporation does not have the right to demand registration of the restricted securities.

Item 2. Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers have concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.
(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CENTRAL SECURITIES CORPORATION

By: /s/ Wilmot H. Kidd
    ------------------
         President

Date: October 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Wilmot H. Kidd
    ------------------
         President

Date: October 20, 2006

By: /s/ Charles N. Edgerton
    -----------------------
         Vice President and Treasurer

Date: October 20, 2006